PACHOLDER HIGH YIELD FUND, INC.
--------------------------------------------------------------------------------

Dear Stockholders:

The Pacholder High Yield Fund (the "Fund") began the third quarter of 2001 on a positive note by posting two months of solidly positive returns in July and Au-gust. These were the first consecutive months of positive returns since January and February of this year. There was cautious optimism going into September that the economy would avoid a recession. However, the events of September 11 dramatically affected the high yield market and the Fund. The primary reasons for the substantial drop in the price of high yield securities after September 11 were the change in the outlook for the economy from one of slow growth to a nearly certain recession and the flight to quality typical of traumatic events. In a recession corporate earnings and cash flow tend to decrease, resulting in a drop in price and an increase in the yield of corporate bonds to attract po-tential buyers.

The Fund's return has made a substantial rebound from the severe drop experi-enced in September. From October 1 through November 20, 2001 the Fund has re-turned over 9%. Until September 11, investor sentiment with regard to high yield had been positive. Flows of funds into high-yield mutual funds totaled approximately $1.5 billion in July and August, but outflows in September to-taled more than $1.1 billion. We continue to believe the high yield market will remain a compelling option as investors seek out fixed income alternatives in this declining interest rate environment. Our view is supported by the $1.85 billion of inflows into high-yield mutual funds since October 1. In response to the economic slowdown and the events of September 11, the Federal Reserve has continued to reduce short-term interest rates aggressively, cutting the bench-mark Fed Funds rate from 6% to 2% since the beginning of the year.

Overview of the Third Quarter

For the three months ended September 30, 2001 the Fund posted a total return of -12.13%, underperforming the average total return of all closed-end high yield funds of -10.05% (as reported by Thompson Financial) and the CS First Boston High Yield Index, Developed Countries Only(TM) (the "Index") total return of - 3.94%. The Fund's relative underperformance during the quarter was primarily attributable to the cost of the Fund's leverage. The Fund's portfolio (gross of fees and expenses and prior to the costs of the Fund's preferred stock divi-dends) returned -4.33% for the quarter, slightly underperforming the Index.

The impact of the events of September 11 could be seen in the Index's average price, yield, and spread over Treasurys. For the quarter the average price of the Index declined 4.07 basis points from 75.50 to 71.43. The Index yield in-creased 102 basis points from 12.97% to 13.99%, and its spread over the compa-rable Treasury increased by 207 basis points, from 797 to 1,004. The spread of high yield securities over Treasurys is the highest it has been since January 1991 and is 429 basis points higher than the 575 average basis point spread over Treasurys over the last five years. Despite the initial investor reaction to the events of September 11, as evidenced by the substantial inflows since October 1, the high yield market continues to attract investors in search of higher yielding alternatives to offset the negative effects of the Federal Re-serve cuts on the income generated by their portfolios.

The negative performance of the high yield market in the third quarter of 2001 was the result of negative returns in the majority of industry sectors and sharply negative returns in a few industry sectors directly impacted by the events of September 11. For the quarter, 13 of the 19 sectors in the Index pro-duced negative total returns. The defensive Healthcare, Food and Drug, and Utility sectors performed particularly well during the quarter. However, con-tinuing the trend of the first half of the year, the Index's total return for the quarter was materially impacted by the fact that the largest industry sec-tor, Media/Telecommunications, continued to underperform the market by posting a total return of -9.04%. Other sectors that posted significant negative re-turns during the quarter were the cyclical Aerospace, Financial and Gaming/Leisure industries. During the quarter, the Fund had strong performance relative to the market in the Aerospace, Consumer Products and Gaming/Leisure sectors and underperformed in the Forest Products/Containers, Manufacturing and Information Technology segments of the market. The Fund's portfolio is well di-versified, with investments in 180 issues in 32 different industries. Our high-est concentration continues to be in the Telecommunications segment of the mar-ket, which accounted for 13.35% of the portfolio as of September 30, 2001. Nearly half of the Fund's exposure in Telecommunications is in wireless commu-nications companies such as Cellular/PCS, which have performed much better than the fixed line carriers.

Year-to-date through October 31, 2001, the Fund has experienced an 8.05% issuer default rate, which is on par with Moody's issuer default rate of 8.09%. Look-ing forward we believe the market has factored in the risk of default in spe-cific companies by driving riskier credits to very low prices, minimizing the impact of defaults on the market's, as well as the Fund's, performance.

Auction Rate Preferred Stock

The initial dividend rate on the Fund's auction rate preferred shares was set at 3.95% per annum in late June 2001. After the initial dividend period the dividend rate for each subsequent period is set by an auction conducted by the auction agent. The dividend rate in the Fund's subse-

PACHOLDER HIGH YIELD FUND, INC.
--------------------------------------------------------------------------------
quent auctions has dropped sharply in response to the drop in the Fed Funds rate. The rate set at the Fund's November 28 auction was 2.25%.

In July 2001, the Fund entered into $40 million of interest rate swaps at a weighted average fixed cost of 5.10%, and maturities ranging from two years to five years. In November 2001 the Fund entered into an additional $15 million of interest rate swaps at a weighted average fixed cost of 3.73%, and maturities ranging from three years to five years. We entered into these swap transactions to fix the cost of a significant portion of the Fund's leverage. We believe fixing a portion of our leverage obligations is prudent because the overwhelm-ing majority of the Fund's investments are in fixed rate bonds.

Fixing a substantial portion of the cost of the Fund's preferred stock also should help to provide a more stable dividend level for the Fund's common shares.

The auction rate preferred stock offering and subsequent interest rate swap transactions have allowed the Fund to dramatically reduce its average cost of leverage during the second half of this year from 6.95% to 3.98%. The 3.98% rate is based on the blended interest rate swaps rate of 4.72% and the recent dividend rate of 2.25% for the auction rate preferred stock, which may fluctu-ate up or down on a weekly basis.

Dividend Reduction

On November 26, 2001 the Fund announced a reduction in the dividend on its com-mon shares. The Fund's interest income has continued to be negatively impacted by both the general decline in interest rates and the increase in credit de-faults in its portfolio. Although the Fund's average annual default history during 2000 and 2001 has been somewhat better than the high yield market (6.98% versus 7.35% as measured by Moody's), it became necessary for the Fund to re-duce its monthly dividend on the common shares. Beginning in December 2001, the Fund will reduce common share dividend from $0.14 to $0.11 per share per month (from $1.68 to $1.32 annually).

The Fund has been able to maintain a stable dividend payout to its common shareholders since 1996 despite the past few years being one of the most diffi-cult periods in the history of the high yield market. This is particularly noteworthy given that 23 other closed-end high yield funds have had 61 dividend cuts since 1999.

The Fund's Board and Advisor are committed to maintaining a stable dividend and will strive to maintain the new dividend rate for as long as practicable. There are a number of variables that materially affect the amount of dividends avail-able for common shareholders, including:

--The dividend yield on the Fund's auction rate preferred stock;

--Credit defaults and losses in the Fund's portfolio;

--The reinvestment rate on securities sold, matured or called;

--The variability of the Advisor's investment performance based management fee.

Outlook

Although the events of September 11 clearly have delayed a turnaround in the economy, we continue to believe that the pieces are in place for an economic rebound, including: low interest rates, low inflation, dropping energy prices, and talk of a fiscal stimulus package. Given this set of circumstances, we con-tinue to be opportunistic and rotate out of fully valued positions into issues trading at a discount that we believe have better total return potential.

As always, we appreciate your interest in the Fund and look forward to your continued support.

Sincerely,
/s/ William J. Morgan

William J. Morgan
President

November 29, 2001


---------------------------------------
Please visit our web site, www.phf-hy.com, for information on the Fund's NAV, share price, news releases, and SEC filings. We created this site to provide shareholders quick and easy access to the timeliest information available re-garding the Fund.
---------------------------------------
DIVIDEND REINVESTMENT PLAN

The Fund's Dividend Reinvestment Plan offers you an automatic way to reinvest your dividends and capital gains distributions in additional shares of the Fund. For an enrollment form and detailed information about the Plan, please contact Firstar Bank, N.A. Corporate Trust Services, 425 Walnut Street, ML 5125, P.O. Box 1118, Cincinnati, OH 45201-1118, and (800) 637-7549.

PACHOLDER HIGH YIELD FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets
September 30, 2001 (Unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                   Percent
                                                Par                of Net
Description                                    (000)     Value     Assets

--------------------------------------------------------------------------
CORPORATE DEBT SECURITIES -- 92.8%
AEROSPACE -- 0.6%
Atlantic Coast Airlines, Tranche C Pass-Thru
 Cert,
 8.75%, 1/1/07/2/                             $ 1,102 $  1,107,956    0.6%
                                                      ------------ ------
                                                         1,107,956    0.6
CHEMICALS -- 4.7%
Agriculture Minerals & Chemicals, Sr Nt,
 10.75%, 9/30/03                                1,000      925,000    0.5
Huntsman ICI Chemicals, Sr Sub Nt,
 10.125%, 7/1/09                                1,000      860,000    0.5
IMC Global, Inc., Sr Nt,
 10.875%, 6/1/08/2/                             1,000      980,000    0.5
IMC Global, Inc., Sr Nt,
 6.5%, 8/1/03                                     500      471,223    0.3
ISP Holdings, Inc., Sr Nt,
 9%, 10/15/03                                   1,000      970,000    0.5
ISP Chemco, Inc., Sr Sub Nt,
 10.25%, 7/1/11/2/                              1,000      960,000    0.5
Marsulex, Inc., Sr Sub Nt,
 9.625%, 7/1/08                                 1,250    1,200,000    0.6
Philipp Brothers Chemicals, Inc.,
 Sr Sub Nt,
 9.875%, 6/1/08                                 2,750    1,375,000    0.7
Polymer Group, Inc., Sr Sub Nt,
 9%, 7/1/07                                     2,000      760,000    0.4
Terra Industries, Sr Nt,
 10.5%, 6/15/05                                   500      415,000    0.2
                                                      ------------ ------
                                                         8,916,223    4.7
CONSUMER PRODUCTS -- 2.3%
Chattem, Inc., Sr Sub Nt,
 8.875%, 4/1/08                                 2,165    1,905,200    1.0
Drypers Corp., Sr Nt,/1/,/4/
 10.25%, 6/15/07                                1,465       10,988    0.0
Home Products International, Inc.,
 Sr Sub Nt,
 9.625%, 5/15/08                                1,595      921,113    0.5
Westpoint Stevens, Inc., Sr Nt,
 7.875%, 6/15/05                                  500      180,000    0.1
Windmere Durable, Inc., Sr Sub Nt,
 10.00%, 7/31/08                                1,500    1,342,500    0.7
                                                      ------------ ------
                                                         4,359,801    2.3

                                                                 Percent
                                              Par                of Net
Description                                  (000)     Value     Assets

------------------------------------------------------------------------
ENERGY -- 5.9%
Baytex Energy LTD, Sr Sub Nt,
 10.5%, 2/15/11/2/                          $ 1,950 $  1,906,125    1.0%
BRL Universal Equipment, Sr Nt,
 8.875%, 2/15/08                                415      410,850    0.2
Coho Energy, Inc., Sr Sub Nt PIK,
 15%, 3/31/07/3/                              2,596    2,596,304    1.4
Giant Industries, Inc., Sr Sub Nt,
 9.75%, 11/15/03                              1,031    1,020,690    0.5
Giant Industries, Inc., Sr Sub Nt,
 9%, 9/1/07                                   1,000      940,000    0.5
ICO, Inc., Sr Nt,
 10.375%, 6/1/07                              1,725    1,535,250    0.8
Orion Refining Corp., Sr Nt,
 10%, 11/15/04/2/                             3,311    1,986,304    1.1
Orion Refining Corp., Sr Secd Bridge Nt,
 10%, 06/01/02/3/                               651      660,137    0.4
                                                    ------------ ------
                                                      11,055,660    5.9
FINANCE -- 0.9%
Conseco, Inc., Sr Nt,
 8.75%, 2/9/04                                1,500    1,245,000    0.7
Conseco, Inc., Sr Nt,
 10.75%, 6/15/08                                500      410,000    0.2
                                                    ------------ ------
                                                       1,655,000    0.9
FOOD & DRUG -- 1.4%
Great Atlantic & Pacific Tea, Inc., Sr Nt,
 7.7%, 1/15/04                                2,000    1,929,607    1.0
Penn Traffic, Co., Sr Nt,
 11%, 6/29/09                                   877      771,760    0.4
                                                    ------------ ------
                                                       2,701,367    1.4
FOOD & TOBACCO -- 5.8%
American Restaurant Group, Inc., Sr Nt,
 11.5%, 2/15/03                               1,348    1,280,600    0.7
Apple South, Inc., Sr Nt,
 9.75%, 6/1/06                                1,500      975,000    0.5
Avado Brands, Inc., Sr Sub Nt,
 11.75%, 6/15/09/4/                             500      139,375    0.1
Cott Corp, Sr Nt,
 8.5%, 5/1/07                                 1,255    1,248,725    0.6
Del Monte Corp, Sr Sub Nt,
 9.25%, 5/15/11/2/                              500      510,000    0.9

PACHOLDER HIGH YIELD FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets (continued)
September 30, 2001 (Unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                            Percent
                                         Par                of Net
Description                             (000)     Value     Assets

-------------------------------------------------------------------
FOOD & TOBACCO (continued)
Domino's, Inc., Sr Sub Nt,
 10.375%, 1/15/09                      $   880 $    897,600    0.5%
FM 1993A Corp., Sr Nt,
 9.75%, 11/1/03                          1,150    1,168,687    0.6
Ft. Biscuit Co., LLC, 1st Mtg,
 14%, 8/1/01/1/,/3/,/4/                    500      500,000    0.3
Ft. Biscuit Co., LLC, Sub Nt,
 12%, 11/1/05/1/,/3/,/4/                   500      500,000    0.3
Fresh Foods, Inc., Sr Nt,
 10.75%, 6/1/06                          1,435      710,325    0.4
National Wine & Spirits, Inc., Sr Nt,
 10.125%, 1/15/09                        1,000      980,000    0.5
Premium Standard Farms, Sr Nt,
 9.25%, 6/15/11                          1,985    1,955,225    1.0
                                               ------------ ------
                                                 10,865,537    5.8
FOREST PRODUCTS &
 CONTAINERS -- 6.4%
Ainsworth Lumber Co. Ltd., Sr Nt,
 12.5%, 7/15/07/4/                       2,065    1,672,650    0.9
Alabama Pine Pulp, Inc.,
 Tranche B Bank Debt,
 8.06%, 6/30/05                          1,250       62,522    0.0
Alabama Pine Pulp, Inc.,
 Tranche C Bank Debt,
 10.75%, 12/31/08                        1,706       85,308    0.0
American Tissue, Inc., Sr Sec Nt,
 12.5%, 7/15/06/1/,/4/                   2,250      495,000    0.3
Applied Extrusion Technologies,
 Sr Sub Nt,
 10.75%, 7/1/11/2/                       1,600    1,592,000    0.8
Berry Plastics Corp., Sr Sub Nt,
 12.25%, 4/15/04                         2,000    2,000,000    1.1
Caraustar Industries, Sr Sub Nt,
 9.875%, 4/1/11                            500      490,000    0.3
Fibermark, Inc., Sr Nt,
 10.75%, 4/15/11/2/                        750      671,250    0.4
Louisana Pacific Corp., Sr Sub Nt,
 10.875%, 11/15/08/2/                      500      460,000    0.2
Millar Western Forest Products Ltd, Sr Nt,
 9.875%, 5/15/08                           945      836,325    0.4
Portola Packaging Inc., Sr Nt,
 10.75%, 10/1/05                         2,410    2,169,000    1.2

                                                              Percent
                                           Par                of Net
Description                               (000)     Value     Assets

---------------------------------------------------------------------
FOREST PRODUCTS &
 CONTAINERS (continued)
Potlatch Corp., Sr Sub Nt,
 10%, 7/15/11/2/                         $ 1,500 $  1,515,000    0.8%
                                                 ------------ ------
                                                   12,049,055    6.4
GAMING & LEISURE -- 2.8%
Bally Total Fitness Holding Corp.,
 Sr Sub Nt,
 9.875%, 10/15/07                          2,000    1,980,000    1.1
Prime Hospitality Corp., 1st Mtg,
 9.25%, 1/15/06                            1,000      982,500    0.5
Prime Hospitality Corp., Sr Sub Nt,
 9.75%, 4/1/07                             1,375    1,361,250    0.7
Speedway Motorsports, Inc., Co Guar,
 8.5%, 8/15/07                             1,000    1,005,000    0.5
                                                 ------------ ------
                                                    5,328,750    2.8
HEALTH CARE -- 7.9%
Alliance Imaging, Inc., Sr Sub Nt,
 10.375%, 4/15/11                          1,000    1,032,000    0.6
Beverly Enterprises, Inc., Sr Nt,
 9%, 2/15/06                                 770      779,625    0.4
Beverly Enterprises, Inc., Sr Nt,
 9.625%, 4/15/09                             750      776,250    0.4
Concentra Operating Corp., Sr Sub Nt,
 13%, 8/15/09                              1,500    1,575,000    0.8
Extendicare Health Services, Sr Sub Nt,
 9.35%, 12/15/07                           2,500    2,212,500    1.2
Fisher Scientific International, Inc.,
 Sr Sub Nt,
 9%, 2/1/08                                2,000    1,985,000    1.1
Fresenius Medical Capital Trust,
 Co Guar,
 9.0%, 12/1/06                             1,000    1,020,000    0.5
Healthsouth Corp., Sr Sub Nt,
 10.75%, 10/1/08                           1,000    1,085,000    0.6
King Pharmaceutical, Inc., Sr Sub Nt,
 10.75%, 2/15/09                           1,283    1,408,093    0.8
Magellan Health Services, Inc.,
 Sr Sub Nt,
 9%, 2/15/08                               1,500    1,380,000    0.7
Owens and Minor, Inc., Sr Sub Nt,
 8.5%, 7/15/11/2/                          1,500    1,548,750    0.8
                                                 ------------ ------
                                                   14,802,218    7.9

PACHOLDER HIGH YIELD FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets (continued)
September 30, 2001 (Unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                     Percent
                                                  Par                of Net
Description                                      (000)     Value     Assets

----------------------------------------------------------------------------
HOUSING -- 2.1%
American Builders & Contractors Supply Co.,
 Inc., Sr Sub Nt,
 10.625%, 5/15/07                               $   775 $    744,000    0.4%
Associated Materials, Inc., Sr Sub Nt,
 9.25%, 3/1/08                                    1,000    1,000,000    0.5
Omega Cabinets, Ltd, Sr Sub Nt,
 10.5%, 6/15/07                                   2,250    2,250,000    1.2
                                                        ------------ ------
                                                           3,994,000    2.1
INFORMATION TECHNOLOGY -- 1.9%
Elgar Holdings, Inc., Sr Nt,
 9.875%, 2/1/08                                   1,000      445,000    0.2
Flextronics International Ltd, Sr Sub
 Nt, 8.75%, 10/15/07                              2,000    1,900,000    1.0
Ingram Micro, Inc., Sr Sub Nt,
 9.875%, 8/15/08/2/                                 700      640,500    0.3
Viasystems, Inc., Sr Sub Nt,
 9.75%, 6/1/07                                    2,500      662,500    0.4
                                                        ------------ ------
                                                           3,648,000    1.9
MANUFACTURING -- 6.5%
Airxcel, Inc., Sr Sub Nt,
 11%, 11/15/07                                    1,500      780,000    0.4
Better Minerals and Aggregates Co., Sr Sub Nt,
 13%, 9/15/09                                     2,250    1,710,000    0.9
Columbus McKinnon Corp., Sr Sub
 Nt, 8.5%, 4/1/08                                   605      550,550    0.3
Communications Instruments, Inc.,
 Sr Sub Nt,
 10%, 9/15/04                                     2,130    1,874,400    1.0
Day International Group, Inc., Sub Nt,
 9.5%, 3/15/08                                    2,000    1,520,000    0.8
Indesco International, Inc., Sr Sub Nt,
 9.75%, 4/15/08/1/,/4/                            1,750      140,000    0.1
International Knife & Saw, Sr Sub Nt,
 11.375%, 11/15/06/1/,/4/                         3,000      120,000    0.1
Jackson Products, Inc., Sr Sub Nt,
 9.5%, 4/15/05                                    2,000    1,580,000    0.9
Knoll Inc., Sr Sub Nt,
 10.875%, 3/15/06                                 1,525    1,502,125    0.8
LLS Corp., Sr Sub Nt,
 11.625%, 8/1/09/1/,/4/                           1,000      250,000    0.1

                                                                   Percent
                                                Par                of Net
Description                                    (000)     Value     Assets

--------------------------------------------------------------------------
MANUFACTURING (continued)
MMI Products, Inc., Sr Sub Nt,
 11.25%, 4/15/07                              $ 2,000 $  1,760,000    0.9%
Precision Partners, Inc., Sr Sub Nt,
 12%, 3/15/09                                   1,175      352,500    0.2
                                                      ------------ ------
                                                        12,139,575    6.5
MEDIA & TELECOM:
 BROADCASTING -- 5.2%
Ackerly Group, Inc., Sr Sub Nt,
 9%, 1/15/09                                    1,500    1,200,000    0.6
Canwest Media, Inc., Sr Sub Nt,
 10.625%, 5/15/11/2/                            1,000      985,000    0.5
Cumulus Media, Inc., Sr Sub Nt,
 10.375%, 7/1/08                                1,675    1,582,875    0.9
Granite Broadcasting Corp.,
 Sr Sub Nt,
 10.375%, 5/15/05                               2,612    1,776,160    1.0
Salem Communications, Sr Sub Nt,
 9.5%, 10/1/07                                  1,550    1,565,500    0.8
Sinclair Broadcasting Group, Inc, Sr Sub Nt,
 10%, 9/30/05                                   1,250    1,193,750    0.6
Spanish Broadcasting System,
 Co Guar,
 9.625%, 11/1/09                                  825      726,000    0.4
Young Broadcasting, Inc., Sr Sub Nt,
 10%, 3/1/11/2/                                   900      715,500    0.4
                                                      ------------ ------
                                                         9,744,785    5.2
MEDIA & TELECOM: CABLE -- 4.7%
Adelphia Communications, Corp., Sr
 Nt, 9.375%, 11/15/09                           1,500    1,282,500    0.7
Charter Communications Holdings LLC, Sr Nt,
 10%, 4/1/09                                    2,000    1,925,000    1.0
Classic Cable, Inc., Sr Sub Nt,
 10.5%, 3/1/10/1/,/4/                             250       92,500    0.0
Classic Cable, Inc., Sr Sub Nt,
 9.375%, 8/1/09/1/,/4/                          1,250      462,500    0.2
Insight Communications, Inc., Sr Disc
 Nt, 0/12.25%, 2/15/11/2/                       2,000    1,060,000    0.6

PACHOLDER HIGH YIELD FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets (continued)
September 30, 2001 (Unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                       Percent
                                                    Par                of Net
Description                                        (000)     Value     Assets

------------------------------------------------------------------------------
MEDIA & TELECOM: CABLE (continued)
Mediacom LLC/Capital Corp., Sr Nt,
 8.50%, 4/15/08                                   $ 1,500 $  1,447,500    0.8%
Mediacom LLC/Capital Corp., Sr Nt,
 9.50%, 1/15/03/2/                                    500      496,250    0.3
RCN Corp., Sr Nt,
 10%, 10/15/07                                      1,400      490,000    0.3
RCN Corp., Sr Disc Nt,
 0/9.8%, 2/15/08                                    1,000      210,000    0.1
Telewest PLC, Sr Disc Debs,
 11%, 10/1/07                                       2,000    1,270,000    0.7
                                                          ------------ ------
                                                             8,736,250    4.7
MEDIA & TELECOM: FIXED COMMUNICATIONS -- 3.7%
Alaska Communications Systems Holdings, Inc., Sr
 Sub Nt,
 9.375%, 5/15/09                                    1,000      840,000    0.5
Convergent Communications, Inc.,
 Sr Nt, 13%, 4/1/08/1/,/4/                          3,750       37,500    0.0
DTI Holdings, Inc., Sr Disc Nt,
 0/12.5%, 3/1/08                                    3,750      525,000    0.3
Exodus Communications, Inc., Sr Nt,
 10.75%, 12/15/09/1/,/4/                            1,320      146,850    0.1
Exodus Communications, Inc., Sr Nt,
 11.625%, 7/15/10/1/,/4/                              500       55,000    0.0
GCI, Inc., Sr Nt,
 9.75%, 8/1/07                                      1,500    1,410,000    0.8
Global Crossing Holdings, Ltd., Sr Nt,
 9.125%, 11/15/06                                   2,000      860,000    0.5
Level 3 Comm, Sr Nt,
 11.25%, 3/15/10                                    1,500      645,000    0.3
McLeod USA, Inc., Sr Nt,
 8.375%, 3/15/08                                    2,000      500,000    0.3
McLeod USA, Inc., Sr Nt,
 11.375%, 1/01/09                                     250       72,500    0.0
Metromedia Fiber Network, Inc.,
 Sr Nt, 10%, 12/15/09                               1,500      180,000    0.1
Nextlink Communications, Inc.,
 Sr Nt, 10.5%, 12/1/09                              1,500      270,000    0.2

                                                                       Percent
                                                    Par                of Net
Description                                        (000)     Value     Assets

------------------------------------------------------------------------------
MEDIA & TELECOM: FIXED COMMUNICATIONS (continued)
Pathnet, Inc., Sr Nt,
 12.25%, 4/15/08/1/,/4/                           $ 2,295 $     68,850    0.0%
PSINet, Inc., Sr Nt,
 10.5%, 12/1/06/1/,/4/                              3,650      219,000    0.1
PSINet, Inc., Sr Nt,
 10%, 2/15/05/1/,/4/                                1,100       66,000    0.0
PSINet, Inc., Sr Nt,
 11.5%, 11/1/08/1/,/4/                                400       24,000    0.0
Williams Communications Group, Inc., Sr Nt,
 11.875%, 8/1/10                                      750      311,250    0.2
Williams Communications Group, Inc., Sr Nt,
 10.875%, 10/1/09                                   1,500      622,500    0.3
                                                          ------------ ------
                                                             6,853,450    3.7
MEDIA & TELECOM: WIRELESS COMMUNICATIONS -- 7.5%
Alamosa Delaware, Inc., Sr Nt,
 13.625%, 8/15/11/2/                                1,000      945,000    0.5
American Tower, Sr Nt,
 9.375%, 2/1/09                                     1,500    1,256,250    0.7
Arch Communications Group, Inc., Sr Nt,
 12.75%, 7/1/07/1/,/4/                              1,100       11,000    0.0
Arch Communications Group, Inc., Sr Nt,
 13.75%, 4/15/08/1/,/4/                             1,250       12,500    0.0
Arch Communications Group, Inc., Tranche B1
 7.312%, 12/31/04/1/,/4/                            2,000      320,000    0.2
Centennial Cellular Corp., Sr Sub Nt,
 10.75%, 12/15/08                                   2,375    2,042,500    1.1
Crown Castle Int'l Corp., Sr Nt,
 0/10.375%, 5/15/11                                 1,500      862,500    0.5
Crown Castle Int'l Corp., Sr Sub Nt,
 9.5%, 8/1/11                                       1,000      850,000    0.4
Metrocall Inc., Sr Sub Nt,
 10.375%, 10/1/07/1/,/4/                            2,750       82,500    0.0
Nextel Communications, Inc., Sr Nt,
 9.375%, 11/15/09                                   2,000    1,240,000    0.7

PACHOLDER HIGH YIELD FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets (continued)
September 30, 2001 (Unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                      Percent
                                                   Par                of Net
Description                                       (000)     Value     Assets

-----------------------------------------------------------------------------
MEDIA & TELECOM: WIRELESS COMMUNICATIONS
 (continued)
Price Communications Wireless, Inc., Sr Sec Nt,
 9.125%, 12/15/06                                $ 1,000 $  1,020,000    0.5%
Rural Cellular Corp., Sr Sub Nt,
 9.625%, 5/15/08                                   2,050    1,988,500    1.1
SBA Communications Corp., Sr Nt,
 10.25%, 2/1/09                                    1,000      800,000    0.4
Telecorp PCS, Inc., Sr Disc Nt,
 0/11.625%, 4/15/09                                1,500      870,000    0.5
Telecorp PCS, Inc., Sr Sub Nt,
 10.625%, 7/15/10                                    500      440,000    0.2
Tritel PCS, Inc., Sr Sub Nt,
 10.375%, 1/15/11                                  1,500    1,275,000    0.7
                                                         ------------ ------
                                                           14,015,750    7.5
MEDIA & TELECOM:
 DIVERSIFIED -- 4.8%
Garden State Newspapers, Inc., Sr Sub Nt,
 8.75%, 10/1/09                                      800      684,000    0.4
Liberty Group Operating, Inc., Sr Sub Nt,
 9.375%, 2/1/08                                    2,000    1,300,000    0.7
Liberty Group Publishing, Inc., Sr Disc Nt,
 0/11.625%, 2/1/09                                 1,125      540,000    0.3
Mail-Well, Inc., Convertible,
 5%, 11/1/02                                       2,000    1,812,500    1.0
Perry-Judd, Sr Sub Nt,
 10.625%, 12/15/07                                 2,400    1,968,000    1.0
Phoenix Color Corp., Sr Sub Nt,
 10.375%, 2/1/09                                   1,330      931,000    0.5
Six Flags, Inc., Sr Nt,
 9.5%, 2/1/09                                        500      465,000    0.2
Tri-State Outdoor Media, Sr Nt,
 11%, 5/15/08                                      2,000    1,360,000    0.7
                                                         ------------ ------
                                                            9,060,500    4.8
METALS & MINERALS -- 1.4%
LTV Corp., Sr Nt,
 11.75%, 11/15/09/1/,/4/                           1,000       15,000    0.0
NS Group, Inc., Sr Nt,
 13.5%, 7/15/03                                    2,500    2,537,500    1.4
                                                         ------------ ------
                                                            2,552,500    1.4

                                                                        Percent
                                                     Par                of Net
Description                                         (000)     Value     Assets

-------------------------------------------------------------------------------
RETAIL -- 3.1%
Central Tractor, Sr Nt,
 10.625%, 4/1/07                                   $ 1,500 $     15,000    0.0%
Frank's Nursery & Crafts, Sr Sub Nt,
 10.25%, 3/1/08/1/,/4/                               1,750      301,875    0.2
Group 1 Automotive, Inc., Sr Sub Nt,
 10.875%, 3/1/09                                       680      659,600    0.4
Guitar Center Mgmt., Sr Nt,
 11%, 7/1/06                                         1,520    1,506,700    0.8
Kmart Corp., Sr Nt,
 9.875%, 6/15/08/2/                                  2,000    1,817,437    1.0
Mattress Discounters Co., Sr Nt,
 12.625%, 7/15/07                                    1,000      240,000    0.1
Michael's Stores, Inc., Sr Nt,
 9.25%, 7/1/09/2/                                    1,000    1,000,000    0.5
Office Depot, Inc., Sr Sub Nt,
 10%, 7/15/08/2/                                       250      252,500    0.1
                                                           ------------ ------
                                                              5,793,112    3.1
SERVICES -- 7.6%
American Eco Corp., Sr Nt,
 9.625%, 5/15/08/1/,/4/                              2,000          200    0.0
Coinmach Corp., Ser D Sr Nt,
 11.75%, 11/15/05                                    1,875    1,893,750    1.0
Coyne International Enterprises Corp., Sr Sub Nt,
 11.25%, 6/1/08                                      2,500      625,000    0.3
Oglebay Norton Co., Sr Sub Nt,
 10%, 2/1/09                                         2,000    1,860,000    1.0
Pierce Leahy, Inc., Sr Nt.
 8.125%, 5/15/08                                     1,000      990,000    0.5
Rose Hills Co., Sr Sub Nt,
 9.5%, 11/15/04                                      1,275      981,750    0.5
Service Corporation International, Sr Nt,
 6%, 12/15/05                                        2,000    1,685,000    0.9
Service Corporation International, Sr Sub Nt,
 6.875%, 10/1/07                                       500      412,500    0.2
Stewart Enterprises, Inc., Sr Sub Nt,
 10.75%, 7/1/08/2/                                   1,000    1,060,000    0.6
Twin Laboratories, Inc., Sr Sub Nt,
 10.25%, 5/15/06                                       650      250,250    0.1

PACHOLDER HIGH YIELD FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets (continued)
September 30, 2001 (Unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                    Percent
                                                 Par                of Net
Description                                     (000)     Value     Assets

---------------------------------------------------------------------------
SERVICES (continued)
Volume Services America, Inc., Sr Sub Nt,
 11.25%, 3/1/09                                $ 1,750 $  1,575,000    0.9%
Wesco Distribution, Inc., Sr Sub Nt,
 9.125%, 6/1/08                                  2,500    2,087,500    1.1
Williams Scotsman, Inc., Sr Nt,
 9.875%, 6/1/07                                  1,000      900,000    0.5
                                                       ------------ ------
                                                         14,320,950    7.6
TRANSPORTATION -- 3.8%
Anchor Lamina, Inc., Sr Sub Nt,
 9.875%, 2/1/08                                  1,050      362,250    0.2
Delco Remy International, Inc., Sr Sub Nt,
 11%, 5/1/09                                     1,000      990,000    0.5
Hayes Lemmerz International, Inc., Sr Sub Nt,
 9.125%, 7/15/07                                 1,500      225,000    0.1
Hayes Lemmerz International, Inc., Sr Sub Nt,
 11.875%, 6/15/06/2/                               500      265,000    0.2
Moran Transportation Co., Bank Debt,
 7.219%, 12/31/05                                2,431    2,382,625    1.3
Oshkosh Truck Corp., Sr Sub Nt,
 8.75%, 3/1/08                                   1,500    1,485,000    0.8
Westinghouse Air Brake, Sr Nt,
 9.375%, 6/15/05                                   450      445,500    0.2
Westinghouse Air Brake, Sr Nt,
 9.375%, 6/15/05                                 1,000      990,000    0.5
                                                       ------------ ------
                                                          7,145,375    3.8
UTILITIES -- 1.8%
AES Corp., Sr Nt,
 9.5%, 6/1/09                                    1,000      875,000    0.5
CMS Energy Corp., Sr Nt,
 9.875%, 10/15/07                                  450      465,227    0.2
Edison Mission, Inc., Sr Nt,
 10%, 8/15/08                                    2,000    2,007,080    1.1
                                                       ------------ ------
Total Corporate Debt Securities                           3,347,307    1.8
                                                       ------------ ------
(amortized cost $234,511,994)                           174,193,121   92.8
                                                       ------------ ------

                                                                        Percent
                                                Shares/Par              of Net
                                                  (000)       Value     Assets

-------------------------------------------------------------------------------
EQUITY INVESTMENTS -- 3.2%
Adelphia Communications, Inc., Pfd, 13%,
 7/15/09                                         $ 5,000   $    425,000    0.2%
Arch Wireless, Inc., Common Stock/1/              10,000            200    0.0
Arch Wireless, Inc., Warrants, 9/1/01/1/          23,483             12    0.0
Broadwing Communications, Inc., Pfd, 12.5%,
 2/15/09                                           2,000      1,840,000    1.0
Classic Communications, Inc., Common Stock/1/      5,250            735    0.0
Coho Energy, Inc., Common Stock/1/                74,857         75,606    0.1
Convergent Communications, Inc., Common
 Stock/1/                                         10,800             43    0.0
DTI Holdings, Inc., Warrants, 3/1/08/1/,/3/       18,750              0    0.0
Ft. Biscuit Company, LLC, Warrant,
 11/1/05/1/,/3/                                        1              0    0.0
Glasstech, Inc., Warrants, 6/30/04/1/,/3/          1,000              0    0.0
Gulf States Steel, Warrants, 4/15/03/1/,/3/          500              0    0.0
Harvard Industries, Inc., Common Stock/1/        191,199        143,399    0.1
Kaiser Group Holdings, Inc., Common Stock/1/      63,011        129,803    0.1
Kaiser Group Holdings, Inc., Pfd, 7%, 12/31/07    52,301      1,150,622    0.6
Kaiser Group Holdings, Inc., Puts/1/              52,082              0    0.0
Mattress Discounters, Warrants/1/,/3/              1,000              0    0.0
McLeod USA, Inc., Common Stock/1/                  6,414          4,939    0.0
Optel, Inc., Warrants/1/,/3/                         750              0    0.0
Orion Refining Corp., CL A Conv Pfd Stock/1/          97          7,081    0.0
Orion Refining Corp., CL C Conv Pfd Stock/1/       1,522         63,924    0.0
Orion Refining Corp, Common Stock/1/             450,780              0    0.0
Paging Network Do Brasil Holding Co. LLC,
 Warrants/1/,/3/                                     500              0    0.0

PACHOLDER HIGH YIELD FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets (concluded)
September 30, 2001 (Unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                       Percent
                                              Shares/Par               of Net
                                                (000)       Value      Assets

------------------------------------------------------------------------------
EQUITY INVESTMENTS (continued)
Pathnet Inc., Warrants, 4/15/08/1/             $  1,000  $         10     0.0%
Phonetel Technologies, Inc., Common Stock/1/    286,900         7,173     0.0
Rural Cellular Corp., Pfd, 11.375% PIK,
 5/15/10                                          1,448     1,165,640     0.6
Saberliner Corp., Warrants, 4/15/03/1/,/3/          500             0     0.0
Safety Components International, Inc.,
 Common Stock/1/                                 53,517       428,136     0.2
San Jacinto Holdings, Common Stock/1/,/3/         2,246             0     0.0
Sinclair Capital Hytops, Pfd, 11.625%,
 3/15/09                                          5,000       445,000     0.2
XO Communications, Inc., Pfd, 13.5% PIK,
 6/1/10                                           1,529       183,480     0.1
                                                         ------------  ------
Total Equity Investments                                    6,070,803     3.2
 (cost $13,363,801)
SECURITIES LENDING PROGRAM ASSETS -- 18.5%
Lehman Brothers Holdings, Inc. 3.52%, dated
 9/28/01, matures 10/1/01 (at amortized
 cost)                                            7,751     7,751,290     4.1
Salomon Brothers Corp. 3.5675%, dated
 9/28/01, matures 10/1/01 (at amortized
 cost)                                           27,000    27,000,000    14.4
                                                         ------------  ------
Total Securities Lending Program Assets                    34,751,290    18.5
TOTAL INVESTMENTS
 (amortized cost $282,627,085)                           $215,015,214   114.5
Payable Upon Return of Securities Loaned                  (34,751,290)  (18.5)
Other Assets in Excess of Liabilities                       7,401,558     4.0
                                                         ------------  ------
Net Assets                                               $187,665,482   100.0
Less: Outstanding Preferred Stock                         (92,000,000)
                                                         ------------
Net Assets Applicable to 12,724,669 Shares of Common
 Stock Outstanding                                       $ 95,665,482
                                                         ============
Net Asset Value Per Common Share
 ($95,665,482/12,724,669)                                $       7.52
                                                         ============
------------------------------------------------------------------------------

/1/Non-income producing security.
/2/Security exempt from registration under Rule 144A of the Securities Act of
  1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities amounted to $22,474,572 or 11.98% of net assets.
/3/Board valued security. These securities amounted to $4,256,441 or 2.27% of net assets.
/4/Security in default.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


   Pacholder High Yield Fund, Inc.



                              Third Quarter Update
                               September 30, 2001

--------------------------------------------------------------------------------

                        PACHOLDER HIGH YIELD FUND, INC.

                             Directors and Officers

 William J. Morgan John F. Williamson
 Chairman and President
                   Director


 James P. Shanahan, Jr.
                   George D. Woodard
 Secretary         Director


 James E. Gibson   Daniel A. Grant
 Treasurer         Director

                              Investment Objective
             A closed-end fund seeking a high level of total return
               through current income and capital appreciation by
           investing primarily in high-yield, fixed income securities of domestic companies.

                               Investment Advisor
                            Pacholder & Company, LLC

                                 Administrator
                    Kenwood Administrative Management, Inc.

                          Custodian and Transfer Agent
                               Firstar Bank, N.A.

                                 Legal Counsel
                           Kirkpatrick & Lockhart LLP

                              Independent Auditors
                             Deloitte & Touche LLP

                               Executive Offices
                        Pacholder High Yield Fund, Inc.
                              8044 Montgomery Road
                                   Suite 480
                              Cincinnati, OH 45236
                                 (513) 985-3200

                                    Web Site
                                 www.phf-hy.com

    This report is for the informa-
  tion of shareholders of Pacholder
  High Yield Fund, Inc. It is not a
  prospectus, offering circular or
  other representation intended for
  use in connection with the pur-
  chase or sale of shares of the
  Fund or any securities mentioned
  in this report.


--------------------------------------------------------------------------------